Share based compensation - Additional Information (Details)			1 Months Ended	12 Months Ended
	Jan. 01, 2022 $ / shares shares	Dec. 10, 2020 shares	Jan. 31, 2020 shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 31, 2022 shares	Sep. 30, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested				33.30%	33.30%	33.30%	33.30%
Number of Options, Granted	500,000					500,000	500,000
Share-based compensation						¥ 9,347,347	$ 1,342,123	¥ 19,344	¥ 214,882
Share-based compensation related to option | ¥						9,329,484
Unrecognized compensation cost | ¥						¥ 5,887,864
Employee stock options, granted	500,000					500,000	500,000
Exercise price | (per share)	$ 0.0002					¥ 0.001
Contractual term	10 years					10 years	10 years
Reward vested date				3 years	2 years	1 year	1 year
2022 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted ordinary shares of share based compensation						10,379,000	10,379,000
Total issued and outstanding shares percentage						10.00%	10.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period								2 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period						1 year	1 year
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | ¥						¥ 17,863		¥ 19,344	¥ 214,882
Unrecognized compensation cost | ¥						¥ 15,559		¥ 35,323
Zhejiang Haowei Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of equity interest		2.50%
Percentage of vested				33.30%	33.30%	33.30%	33.30%
Number of Options, Granted		256,411
Restricted ordinary shares		1,981,225
Ordinory shares										11,253,356
Employee stock options, granted		256,411
Zhejiang Haowei Member | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of equity interest		4.00%	8.00%
Number of Options, Granted		400,000	800,000
Employee stock options, granted		400,000	800,000
Jianping Kong [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted ordinary shares											9,272,131